COMMITMENTS AND CONTINGENCIES - Lease commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease commitments
Rental expenses	$ 19,765	$ 17,116	$ 15,451
Future minimum lease payments under non-cancelable operating lease agreements
2018	10,230
2019	8,884
2020	8,025
2021	6,889
2022	4,965
Thereafter	71,667
Total	$ 110,660
Minimum
Lease commitments
Remaining terms for various operating lease agreements	1 month
Maximum
Lease commitments
Remaining terms for various operating lease agreements	402 months